Note 5 - Segmented Information (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of customers that account for one hundred percent of sales revenue	8	6
Percentage of entity's revenue	100.00%	100.00%
One major customer [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	72.00%
Major customer 1 [member]
Statement Line Items [Line Items]
Percentage of entity's revenue		54.00%
Major customer 2 [member]
Statement Line Items [Line Items]
Percentage of entity's revenue		17.00%
Major customer 3 [member]
Statement Line Items [Line Items]
Percentage of entity's revenue		15.00%
MEXICO
Statement Line Items [Line Items]
Number of operating mines	7